CONTRACT ASSETS AND LIABILITIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract assets consisted of the following as of (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Deferred sales commissions	$255	$273
The movement in the contract assets during the three months ended March 31, 2024 and the year ended December 31, 2023, comprised the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Contract assets at start of the period	$273	$333
Expense deferred during the period	36	165
(Less) amounts expensed during the period	(54)	(225)
Contract assets at end of the period	$255	$273

Contract assets consisted of the following as of (in thousands):

	December 31,
	2023	2022
Deferred sales commissions	$273	$333
Contract liabilities consisted of the following as of (in thousands):

	December 31,
	2023	2022
Deferred retail revenues	$—	$277
Deferred brands revenues	—	14
Contract liabilities	$—	$291
The movement in the contract liabilities during the years ended December 31, 2023 and 2022 comprised the following (in thousands):

	Year ended December 31,
	2023	2022
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$291	$450
Amounts invoiced during the period	—	18,310
Less revenue recognized during the period	(291)	(18,469)
Contract liabilities at end of the period	$—	$291